UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-22036
                        ---------------------------------
                       Investment Company Act file number

              Excelsior Directional Hedge Fund of Funds (TI), LLC
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Steven L. Suss
                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                              Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2009
                        ----------
Date of reporting period: 9/30/2008
                         -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

EXCELSIOR DIRECTIONAL HEDGE FUND OF FUNDS (TI), LLC
Financial Statements
(Unaudited)
Period from April 1, 2008 to September 30, 2008

               Excelsior Directional Hedge Fund of Funds (TI), LLC
                              Financial Statements
                                   (Unaudited)
                 Period from April 1, 2008 to September 30, 2008


                                    Contents

Statement of Assets, Liabilities and Members' Equity - Net Assets as of
      September 30, 2008...................................................... 1

Statement of Operations for the Period from April 1, 2008 to September
      30, 2008................................................................ 2

Statements of Changes in Members' Equity - Net Assets for the Period
      from April 1, 2008 to September 30, 2008 and for the Year Ended
      March 31, 2008.......................................................... 3

Statement of Cash Flows for the Period from April 1, 2008 to September
      30, 2008................................................................ 4

Financial Highlights for the Period from April 1, 2008 to September
      30, 2008 and for the Period from April 23, 2007 (Commencement of
      Operations) to March 31, 2008........................................... 5

Notes to Financial Statements................................................. 6


      The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

      A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

      Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC
   Statement of Assets, Liabilities and Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

ASSETS

Investment in Excelsior Directional Hedge Fund of Funds Master
      Fund, LLC at fair value                                    $  249,310,532
Cash and cash equivalents                                             7,450,264
Investments in Excelsior Directional Hedge Fund of Funds Master
      Fund, LLC made in advance                                      19,471,000
Other assets                                                             17,506
--------------------------------------------------------------------------------

Total Assets                                                     $  276,249,302
--------------------------------------------------------------------------------

LIABILITIES

Members' interests received in advance                               23,509,000
Repurchase of Members' interests payable                              3,100,080
Management fee payable                                                  343,364
Professional fees payable                                                22,354
Administration fees payable                                              53,162
Other payable                                                             3,990
--------------------------------------------------------------------------------

Total Liabilities                                                    27,031,950
--------------------------------------------------------------------------------

Net Assets                                                       $  249,217,352
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital                                                        $  261,725,365
  Accumulated net unrealized depreciation on investment             (12,508,013)
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                     $  249,217,352
--------------------------------------------------------------------------------



    The accompanying notes and attached unaudited financial statements of Excelsior Directional Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC
                                             Statement of Operations (Unaudited)
--------------------------------------------------------------------------------

                                 Period from April 1, 2008 to September 30, 2008

--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM EXCELSIOR DIRECTIONAL
HEDGE FUND OF FUNDS MASTER FUND, LLC:

Interest                                                           $     75,020
Expenses                                                             (1,593,156)
--------------------------------------------------------------------------------

   Net investment loss allocated from Excelsior Directional Hedge
      Fund of Funds Master Fund, LLC                                 (1,518,136)
--------------------------------------------------------------------------------

Fund Income:

   Interest                                                              38,373
--------------------------------------------------------------------------------

Fund Expenses:

   Management fee                                                       733,652
   Professional fees                                                     19,520
   Board of Managers' fees and expenses                                   4,000
   Administration fees                                                  110,941
   Other                                                                140,035
--------------------------------------------------------------------------------

      Total Expenses                                                  1,008,148
--------------------------------------------------------------------------------

      Net Investment Loss before Expense Limitation                  (2,487,911)
--------------------------------------------------------------------------------

      Expense limitation                                                (97,364)

      Net Investment Loss after Expense Limitation                   (2,585,275)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS ALLOCATED FROM
EXCELSIOR DIRECTIONAL HEDGE FUND OF FUNDS MASTER FUND, LLC

Net realized gain on investment                                       6,200,536
Net change in accumulated unrealized depreciation on investment     (20,271,050)
--------------------------------------------------------------------------------

Net Realized and Unrealized Loss on Investments Allocated from
Excelsior Directional Hedge Fund of Funds Master Fund, LLC          (14,070,514)
--------------------------------------------------------------------------------

DECREASE IN MEMBERS' EQUITY - NET ASSETS DERIVED FROM OPERATIONS   $ (6,655,789)
--------------------------------------------------------------------------------


    The accompanying notes and attached unaudited financial statements of Excelsior Directional Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC
               Statements of Changes in Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------

                                                                   Period from
                                             Period from          April 23, 2007
                                            April 1, 2008 -     (Commencement of
                                             September 30,         Operations) -
                                                2008              March 31, 2008
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                         $  (2,585,275)        $  (5,814,036)
Net realized gain on investments                6,200,536             5,979,177
Net change in accumulated unrealized
      depreciation on investments             (20,271,050)              997,254
--------------------------------------------------------------------------------

(Decrease) Increase in Members' Equity
      - Net Assets Derived from Operations    (16,655,789)            1,162,395
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                         23,975,000            49,432,844
Members' interests repurchased                (62,046,592)          (56,967,666)
Transfers of Members' interests*                        -           310,364,405
Offering costs                                          -               (47,245)
--------------------------------------------------------------------------------

(Decrease) Increase in Members' Equity
      - Net Assets Derived from Capital
      Transactions                            (38,071,592)          302,782,338
--------------------------------------------------------------------------------

Net (Decrease) Increase in Members' Equity -
      Net Assets                              (54,727,381)          303,944,733

MEMBERS' EQUITY - NET ASSETS AT BEGINNING
      OF PERIOD                               303,944,733                     -
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS AT END
      OF PERIOD                             $ 249,217,352         $ 303,944,733
--------------------------------------------------------------------------------


*On April 23, 2007, all Members' interests were transferred from Excelsior Directional Hedge Fund of Funds Master Fund, LLC (the "Company"). The Fund in turn, invested all of its capital in the Company.




    The accompanying notes and attached unaudited financial statements of Excelsior Directional Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC
                                             Statement of Cash Flows (Unaudited)
--------------------------------------------------------------------------------

                                 Period from April 1, 2008 to September 30, 2008

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in members' equity - net assets derived
   from operations                                                $ (16,655,789)
Adjustments to reconcile net decrease in members' equity -
   net assets derived from operations to net cash provided by operating activities:
      Net change in accumulated unrealized depreciation on           20,271,050
         investment allocated from Excelsior Directional Hedge
         Fund of Funds Master Fund, LLC
      Net realized gain on investment allocated from Excelsior       (6,200,536)
         Directional Hedge Fund of Funds Master Fund, LLC
      Net investment loss allocated from Excelsior Directional        1,518,136
         Hedge Fund of Funds Master Fund, LLC
      Purchases of investment in Excelsior Directional Hedge        (37,427,425)
         Fund of Funds Master Fund, LLC
      Proceeds from investment in Excelsior Directional Hedge        62,046,592
         Fund of Funds Master Fund, LLC
      Decrease in reimbursement for expenses in excess of                97,364
         expense limitation
      Decrease in other assets                                           74,995
      Decrease in management fee payable                                (58,200)
      Increase in administration fees payable                            53,162
      Decrease in professional fees payable                              (3,867)
      Increase in other payable                                             325
--------------------------------------------------------------------------------

Net Cash Provided by Operating Activities                            23,715,807
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from members' subscriptions                                 39,199,000
Payments for members' interests repurchased                         (60,096,280)
--------------------------------------------------------------------------------

Net Cash Used in Financing Activities                               (20,897,280)
--------------------------------------------------------------------------------

Net increase  in cash and cash equivalents                            2,818,527
Cash and cash equivalents at beginning of period                      4,631,737
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Period                        $   7,450,264
--------------------------------------------------------------------------------

Supplementary Disclosure of Cash Flow Information
Cash paid during the period for interest                          $       3,142


    The accompanying notes and attached unaudited financial statements of Excelsior Directional Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC
                                                Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

The following represents certain ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:


                                                             For the period from
                                                                April 23, 2007
                                       For the period from      (Commencement
                                        April 1, 2008 -         of Operations) -
                                       September 30, 2008*      March 31, 2008
                                     -------------------------------------------

Net assets, end of period                 $249,217,352           $303,944,733

Ratio of net investment loss to              (0.90%)                 (1.78%)
 average members' equity -
 net assets (a)
Ratio of total expenses to                    0.91%                   1.89%
 average members' equity -
 net assets (b) (c)
Ratio of net expenses to
 average members' equity -
 net assets (b)                               0.94%                   1.86%
Total return (d)                             (6.71%)                 (0.13%)


 *    The ratios and total return are not annualized for the period.
(a) The ratio reflects the income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Company.
(b) The ratio reflects the expenses assuming inclusion of the Fund's proportionate share of the expenses of the Company.
(c) The ratio is before any expense limitation or reimbursement per the Expense Limitation Agreement.
(d) Total return assumes a purchase of an interest in the Fund on the first day and the sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.



    The accompanying notes and attached unaudited financial statements of Excelsior Directional Hedge Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

1. Organization

Excelsior Directional Hedge Fund of Funds (TI), LLC (the "Fund") was organized as a limited liability company under the laws of Delaware on February 26, 2007, and commenced operations on April 23, 2007. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation. The Fund pursues its investment objective by investing substantially all of its assets in Excelsior Directional Hedge Fund of Funds Master Fund, LLC (the "Company"), a closed-end, non-diversified, management investment company that is registered under the 1940 Act. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. The investment managers selected by the Company generally conduct their investment programs through these investment funds (collectively, the "Investment Funds"), in which the Company invests as a limited partner or member along with other investors.

The financial statements of the Company, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements. The percentage of the Company's members' equity owned by the Fund at September 30, 2008 was 68.75%.

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company and as a manager to the Fund (the "Adviser"). The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation ("Bank of America"). Bank of America is a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina. The Adviser provides various management and administrative services to the Company and the Fund.

The Board of Managers (the "Board") has overall responsibility to manage and supervise the operations of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Board has engaged the Adviser to manage the day-to-day operations of the Fund.

Subscriptions for interests in the Fund ("Interests") by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Board may determine. The Fund may, from time to time, offer to repurchase Interests from its members ("Members") pursuant to written tenders by the Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board. The Adviser expects that, generally, it will recommend to the Board that the Fund offer to repurchase Interests from Members twice each year, at June 30th and December 31st. Members can only transfer or assign Interests under certain limited circumstances.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Fund's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Board.

The Fund records its investment in the Company at fair value. The Fund's investment in the Company is represented by the Fund's proportionate interest in the Company's Members' Equity - Net Assets at September 30, 2008. Valuation of investments held by the Company is discussed in the notes to the Company's financial statements.

The net unrealized appreciation or depreciation on investments, which is included in Members' Equity - Net Assets on the Statement of Assets, Liabilities and Members' Equity - Net Assets, reflects the Fund's allocated share of the Company's net unrealized gain or loss on investments.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

                             Excelsior Directional Hedge Fund of Funds (TI), LLC Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Level 1 -  Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 -  Quoted prices which are not active, or inputs that are observable
           (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -  Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund investments are measured at September 30, 2008:

                                 Level 1   Level 2     Level 3       Total
                                ----------------------------------------------
Investment in the Company        $   -     $   -    $249,310,532  $249,310,532
                                ----------------------------------------------
Total                            $   -     $   -    $249,310,532  $249,310,532
                                ==============================================

Distributions received from the Company, whether in the form of cash or securities, are applied first as a reduction of the investment's cost, and any excess is treated as realized gain from investments in Investment Funds. Realized gains or losses on investments in Investment Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

b. Fund Expenses

The Fund bears its own expenses and, indirectly, bears a pro rata portion of the Company's expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Investment Funds; all costs and expenses directly related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the Fund's and the Company's administrator; costs of insurance; management fees and advisory fees; travel and related expenses of the Fund's and the Company's Boards; all costs with respect to communications regarding the Fund's and the Company's transactions among the Adviser and any custodian or other agent engaged by the Fund; and other types of expenses approved by the Fund's and the Company's Boards.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

b. Fund Expenses (continued)

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement"), under which the Adviser has agreed to waive its fees, or to pay or absorb (subject to the reimbursement described below) the ordinary operating expenses of the Fund to the extent necessary to limit the ordinary operating expenses of the Fund, including organizational and offering costs and the proportionate share of the Company's expenses to 1.84% per annum of the Fund's average monthly net assets (the "Expense Limitation"). In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred, and will reimburse the Adviser such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation in effect at the time the fee was waived or the expense was paid or absorbed. The Expense Limitation Agreement will remain in effect until December 31, 2010 and continue thereafter until terminated by the Adviser or the Fund. As of September 30, 2008, the Fund has not exceeded the expense limitation per the Expense Limitation Agreement. During the six month period ended September 30, 2008, the Adviser recouped $97,364 of reimbursable expenses paid on behalf of the Fund during the fiscal period ended March 31, 2008. As of September 30, 2008, the Fund has fully reimbursed the Adviser for prior period expenses.

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Fund. Each Member is individually required to report on its own tax return its share of the Fund's taxable income or loss. The Fund has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Fund for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for the fiscal period, as defined in the Fund's Limited Liability Company Agreement.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

c. Income Taxes (continued)

The cost of the Fund's investment in the Company for Federal income tax purposes is based on amounts reported to the Fund by the Company on a Schedule K-1 for the year ended December 31, 2007. At December 31, 2007, the cost of investment for Federal income tax purposes was $284,044,434. This includes aggregate gross unrealized appreciation of $32,946,937.

Effective April 23, 2007, the Fund adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns in order to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. The Fund has evaluated the application of FIN 48 and has determined that it does not have a material impact on the Fund's financial statements. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2007. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. Federal tax returns remains open for the year ended December 31, 2007. The statute of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

d. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account. Interest income is recorded on the accrual basis.

The Fund records its proportionate share of the Company's investment income, expenses and realized and unrealized gains and losses.

3. Management Fee, Related Party Transactions and Other

As of September 30, 2008, the Adviser's employees and affiliates have a combined interest of approximately 9.24% of the Members' equity - net assets.

The Adviser provides certain investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the Fund, including providing office space and other support services, maintaining files and records, and preparing

                             Excelsior Directional Hedge Fund of Funds (TI), LLC Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

3.  Management  Fee,  Related  Party  Transactions  and  Other (continued)

and filing various regulatory materials. In consideration for such services, the Fund pays the Adviser a quarterly management fee at an annual rate of 0.5% based on the Fund's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. For the period from April 1, 2008 to September 30, 2008, the management fee was $733,652, of which $343,364 was payable as of September 30, 2008.

As of September 26, 2008, the Board is made up of three Managers who are not "interested persons," as defined by Section 2(a)(19) of the 1940 Act, of the Fund (the "Disinterested Managers"). David R. Bailin, a member of the Board who was an "interested person" of the Fund, as defined under the 1940 Act, resigned from the Board effective September 26, 2008. The Disinterested Managers receive per-meeting fees of: $500 for attendance at quarterly meetings of the Board; and $500 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board. All Disinterested Managers may be reimbursed for expenses of attendance, if any, at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers. Any managers who are "interested persons," as defined by the 1940 Act of the Fund, if any, do not receive any retainer or other fee from the Fund. The Fund incurred $4,000 of per meeting fees for the period from April 1, 2008 to September 30, 2008, none of which was payable as of September 30, 2008.

The Fund has retained J.D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Fund. In connection with such services provided, the Fund pays the Administrator a quarterly fee equal to the greater of: (i) $3,000; or (ii) .00025 of the Fund's net assets as of the first day of each calendar quarter on the first $150 million of net assets, plus .000125 of the Fund's net assets in excess of $150 million. For the period from April 1, 2008 to September 30, 2008, the Fund incurred $110,941 in expenses related to such administrative services, of which $53,162 was payable as of September 30, 2008.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

                             Excelsior Directional Hedge Fund of Funds (TI), LLC Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

5. Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be established; however, based on experience, the risk of loss from any such claims is considered remote.

6. Subsequent Events

Subsequent to September 30, 2008, subscriptions for Interests by eligible investors will be accepted by the Fund as of the first day of each calendar month. This policy is subject to change at the discretion of the Board in consultation with the Adviser.

At September 30, 2008, the Fund had received subscriptions in advance for Interests from Members in the amount of $23,509,000. These subscriptions became Interests in the Fund effective October 1, 2008. The Fund also invested $19,471,000 in the Company as of October 1, 2008.

EXCELSIOR DIRECTIONAL HEDGE FUND OF FUNDS MASTER FUND, LLC
Financial Statements
(Unaudited)
Period from April 1, 2008 to September 30, 2008

          Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                              Financial Statements
                                   (Unaudited)
                Period from April 1, 2008 to September 30, 2008


                                    Contents

Statement of Assets, Liabilities and Members' Equity - Net Assets as of
      September 30, 2008...................................................... 1

Schedule of Investments as of September 30, 2008.............................. 2

Statement of Operations for the Period from April 1, 2008 to September 30,
      2008.................................................................... 4

Statements of Changes in Members' Equity - Net Assets for the Period from
      April 1, 2008 to September 30, 2008 and for the Year Ended
      March 31, 2008.......................................................... 5

Statement of Cash Flows for the Period from April 1, 2008 to September 30,
      2008.................................................................... 6

Financial Highlights for the Period from April 1, 2008 to September 30, 2008 and for the Years Ended March 31, 2008, 2007, 2006 and 2005............. 7

Notes to Financial Statements................................................. 8


      The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

      A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

      Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC Statement of Assets, Liabilities and Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $307,259,971)  $361,999,418
Cash and cash equivalents                                              8,073,698
Investments in Investment Funds made in advance                       29,000,000
Receivables for interests in Investment Funds sold                     1,300,036
Other assets                                                              17,515
--------------------------------------------------------------------------------

Total Assets                                                        $400,390,667
--------------------------------------------------------------------------------

LIABILITIES

Members' interests received in advance                                36,699,000
Due to Adviser                                                           995,186
Professional fees payable                                                 40,000
Bank note facility fee payable                                            28,750
Administration fees payable                                                6,000
Other payable                                                              3,357
--------------------------------------------------------------------------------

Total Liabilities                                                     37,772,293
--------------------------------------------------------------------------------

Net Assets                                                          $362,618,374
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital                                                           $307,878,927
  Accumulated net unrealized appreciation on investments              54,739,447
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $362,618,374
--------------------------------------------------------------------------------







  The accompanying notes are an integral part of these financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                             Schedule of Investments (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

                                                                                   % of                      First
                                           First                                 Members'    % Ownership  Available
                                        Acquisition                     Fair     Equity -   of Investment Redemption
Investment Funds *                         Date          Cost **       Value **  Net Assets    Funds       Date ***   Liquidity ****
------------------------------------------------------------------------------------------------------------------------------------
Hedged Long/Short Equity Funds
------------------------------
Basix Capital Fund, L.P.                   7/1/2004  $  5,500,000    $ 8,721,784     2.41%       9.37%      N/A            Quarterly
Foundation Partners, L.P.                  7/1/2002    10,000,000     13,944,106     3.85%       9.64$      N/A            Quarterly
SAB Capital Partners, L.P.                 4/1/2001             -        763,224     0.21%       0.15%      N/A             Annually
Scopia PX, LLC                             9/1/2005    11,000,000     13,248,740     3.65%       6.23%      (1)            Quarterly
Spring Point Opportunity Partners, L.P.    7/1/2006    17,610,520     21,412,022     5.90%       5.68%      N/A            Quarterly
                                                     ---------------------------------------
          Strategy Total                               44,110,520     58,089,876    16.02%
                                                     ---------------------------------------
Opportunistic Long/Short (U.S. Only) Funds
------------------------------------------
Addison Clark Fund, L.P.                   4/1/2008    15,000,000     15,344,534     4.23%       5.35%     3/31/2009       Quarterly
Alson Signature Fund, L.P.                 9/1/2006    14,000,000     12,716,717     3.51%       3.89%      N/A            Quarterly
Cadmus Capital Partners (QP), L.P.         7/1/2003       287,052      1,008,090     0.28%       9.51%      N/A                  (2)
Quaker Capital Partners I, L.P.            1/1/2001     3,164,863      9,706,401     2.68%       3.12%      N/A             Annually
Royal Capital Value Fund (QP), L.P.        7/1/2008     7,000,000      6,481,070     1.79%       0.93%     9/30/2009        Annually
Seminole Capital Partners, L.P.            9/1/2005    17,200,000     20,079,239     5.54%       4.75%      N/A        Semi-annually
Swiftcurrent Partners, L.P.               10/1/2000     8,550,000     13,487,741     3.72%       1.37%      N/A             Annually
Tonga Partners, L.P.                      10/1/2000     4,060,553      9,446,270     2.61%       4.83%      N/A        Semi-annually
Valinor Capital Partners, L.P.             7/1/2007    13,000,000     12,828,575     3.54%       4.73%      (3)             Annually
                                                     ---------------------------------------
          Strategy Total                               82,262,468    101,098,637    27.90%
                                                     ---------------------------------------
Hedged Sector Funds
-------------------
Coatue Qualified Partners, L.P.            1/1/2002     6,000,000     14,584,247     4.02%       1.79%      N/A            Quarterly
Durus Life Sciences Fund, LLC              1/1/2001       586,983         53,623     0.01%       2.05%      N/A                  (4)
Longbow Partners, L.P.                     5/1/2004    16,200,000     20,218,420     5.58%       6.18%      N/A            Quarterly
Sivik Global Healthcare Partners, L.P.    11/1/2003     1,600,000      4,178,747     1.15%       3.10%      N/A        Semi-annually
                                                     ---------------------------------------
          Strategy Total                               24,386,983     39,035,037    10.76%
                                                     ---------------------------------------
Event Driven/Relative Value Funds
---------------------------------
American Durham L.P.                       7/1/2008    12,000,000     11,154,846     3.08%       7.54%    12/31/2008       Quarterly
Aristeia Partners, L.P.                    4/1/2008    17,000,000     15,025,413     4.14%       3.48%      N/A            Quarterly
Canyon Value Realization Fund, L.P.        7/1/2003    11,400,000     14,863,846     4.10%       0.56%      N/A             Annually
Farallon Capital Partners, L.P.           11/1/2004    22,000,000     27,015,947     7.44%       0.37%      N/A             Annually
Pentwater Event Fund LLC                   7/1/2008     6,000,000      5,416,503     1.49%       3.52%      N/A                  (5)
Polygon Global Opportunities Fund, L.P.    8/1/2006    15,600,000     14,150,536     3.90%       1.64%      N/A                  (6)
Waterfall Eden Fund, L.P.                  7/1/2008     9,000,000      8,729,190     2.41%       4.84%      (7)            Quarterly
                                                     ---------------------------------------
          Strategy Total                               93,000,000     96,356,281    26.56%
                                                     ---------------------------------------


                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                             Schedule of Investments (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

                                                                                   % of                      First
                                           First                                 Members'    % Ownership  Available
                                        Acquisition                     Fair     Equity -   of Investment Redemption
Investment Funds *                         Date          Cost **       Value **  Net Assets    Funds       Date ***   Liquidity ****
------------------------------------------------------------------------------------------------------------------------------------
Opportunistic Long/Short (Global) Funds
---------------------------------------
AKO Partners, L.P.                        10/1/2005    14,500,000     16,663,576     4.60%       4.13%      N/A            Quarterly
Artha Emerging Markets Funds, L.P.         4/1/2008    14,000,000     12,988,058     3.58%       3.18%     3/31/2010       Quarterly
Delta Fund Europe, L.P.                    5/1/2006    14,000,000     12,432,688     3.43%       2.89%      N/A            Quarterly
Indus Asia Pacific Fund, L.P.              3/1/2004    15,000,000     17,565,336     4.84%       3.11%      (8)            Quarterly
Indus Event Driven Fund, L.P.              6/1/2005             -         42,529     0.01%       4.25%      N/A                  (2)
Indus Japan Fund, L.P.                     3/1/2004     6,000,000      7,727,400     2.13%       2.93%      N/A            Quarterly
                                                     ---------------------------------------
          Strategy Total                               63,500,000     67,419,587    18.59%
                                                     ---------------------------------------
Total investments in Investment Funds                $307,259,971    361,999,418    99.83%
                                                     ============
Other Assets, Less Liabilities                                           618,956     0.17%
                                                                  --------------------------
Members' Equity - Net Assets                                        $362,618,374   100.00%
                                                                  ==========================
*     Non-income producing investments.                             (1) $1,944,742 locked up until 9/30/2009.
**    See definition in Note 2a.                                    (2) The Investment Fund is closing and is in the process of
***   From original investment date.                                    returning capital to its partners.
****  Available frequency of redemptions after initial              (3) $909,841 has an initial lock-up period that expires on
      lock-up period.                                                   12/31/2009, $4,052,793 has an initial lock-up period that
N/A   Initial lock-up period has either expired prior to September      expires on 12/31/2010 and $1,822,032 has an initial lock-up
      30, 2008 or the Investment Fund did not have an initial           period that expires on 12/31/2011.
      lock-up period.  However, specific redemption restrictions    (4) The Investment Fund is currently in liquidation and has
      may apply.                                                        eliminated partner withdrawal rights.
                                                                    (5) The Investment Fund has temporarily suspended withdrawal rights.
                                                                    (6) The Investment Fund will be liquidating its assets and has suspended redemption rights.
                                                                    (7) $3,862,247 has an initial lock-up period that expires on
                                                                        9/30/2009 and $4,866,943 has an initial lock-up period that expires on 9/30/2010.
                                                                    (8) $1,826,618 has an initial lock-up period that expires on
                                                                        9/30/2009.

  The accompanying notes are an integral part of these financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                             Statement of Operations (Unaudited)
--------------------------------------------------------------------------------

                                 Period from April 1, 2008 to September 30, 2008

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                           $    100,518
--------------------------------------------------------------------------------

Total Investment Income                                                 100,518
--------------------------------------------------------------------------------

OPERATING EXPENSES

Advisory fee                                                          1,926,610
Bank note facility fee expense                                           57,188
Professional fees                                                        53,900
Other                                                                    31,170
Board of Managers' fees and expenses                                     27,500
Administration fees                                                      12,000
--------------------------------------------------------------------------------

Total Operating Expenses                                              2,108,368
--------------------------------------------------------------------------------

Net Investment Loss                                                  (2,007,850)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from Investment Fund redemptions                    7,486,397
Net change in accumulated unrealized appreciation on investments    (30,504,467)
--------------------------------------------------------------------------------

Net Realized and Unrealized Loss on Investments                     (23,018,070)
--------------------------------------------------------------------------------

DECREASE IN MEMBERS' EQUITY - NET ASSETS DERIVED FROM OPERATIONS   $(25,025,920)
--------------------------------------------------------------------------------









  The accompanying notes are an integral part of these financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
               Statements of Changes in Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------

                                                    Period from
                                                   April 1, 2008 -    Year Ended
                                                    September 30,      March 31,
                                                        2008             2008
--------------------------------------------------------------------------------


OPERATIONS

Net investment loss                                $  (2,007,850) $  (3,987,859)
Net realized gain on investments                       7,486,397      6,109,713
Net change in accumulated unrealized appreciation
      on investments                                 (30,504,467)       298,607
--------------------------------------------------------------------------------

(Decrease) Increase in Members' Equity - Net Assets
        Derived from Operations                      (25,025,920)     2,420,461
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                               130,121,025    374,515,210
Members' interests repurchased                       (62,046,592)   (57,365,810)
Transfers of Members' interests*                               -   (310,364,405)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets Derived
        from Capital Transactions                     68,074,433      6,784,995
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets          43,048,513      9,205,456

MEMBERS' EQUITY - NET ASSETS AT BEGINNING OF PERIOD  319,569,861    310,364,405
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS AT END OF PERIOD      $ 362,618,374  $ 319,569,861
--------------------------------------------------------------------------------



*On April 23, 2007, all Members' interests were transferred to Excelsior Directional Hedge Fund of Funds (TI), LLC (the "Feeder Fund"). The Feeder Fund, in turn, invested all of its capital in the Company.



  The accompanying notes are an integral part of these financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                             Statement of Cash Flows (Unaudited)
--------------------------------------------------------------------------------

                                 Period from April 1, 2008 to September 30, 2008

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in members' equity - net assets
   derived from operations                                        $ (25,025,920)
Adjustments to reconcile net decrease in members' equity -
   net assets derived from operations to net cash  used in
   operating activities:
      Net change in accumulated unrealized appreciation on
        investments                                                  30,504,467
      Net realized gain from Investment Fund redemptions             (7,486,397)
      Purchases of Investment Funds                                 (83,000,000)
      Proceeds from sales of Investment Funds                        25,389,192
      Increase in other assets                                           (6,500)
      Increase in due to Adviser                                        151,985
      Decrease in professional fees payable                             (85,377)
      Increase in bank note facility fee                                 28,750
      Increase in administration fees payable                             6,000
      Increase in other payable                                             484
--------------------------------------------------------------------------------

Net Cash Used in Operating Activities                               (59,523,316)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                                  121,820,025
Payments for member interests repurchased                           (62,046,592)
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                            59,773,433
--------------------------------------------------------------------------------

Net increase  in cash and cash equivalents                              250,117
Cash and cash equivalents at beginning of period                      7,823,581
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Period                        $   8,073,698
--------------------------------------------------------------------------------



  The accompanying notes are an integral part of these financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                                Financial Highlights (Unaudited)
--------------------------------------------------------------------------------

The following represents certain ratios to average members' equity - net assets, total return, and other supplemental information for the periods indicated:


                           For the period
                            from April 1,    For the year   For the year   For the year   For the year
                               2008 -           ended          ended          ended          ended
                             September        March 31,      March 31,      March 31,      March 31,
                            30, 2008**          2008*           2007           2006           2005
                        ------------------------------------------------------------------------------

Net assets, end of
   period              $ 362,618,374     $ 319,569,861   $ 310,364,405   $ 292,022,821   $ 240,943,784

Ratio of net                (0.54%)           (1.18%)         (1.71%)         (1.75%)         (1.77%)
   investment loss
   to average
   Members' equity -
   net assets (a), (b)
Ratio of expenses            0.57%             1.24%           1.86%           1.85%           1.81%
   to average
   Members' equity
   - net assets (a), (b)
Portfolio turnover           7.19%             7.37%          30.25%          15.33%          15.61%
Total return (c)            (6.35%)            0.45%           8.82%          10.09%           4.83%


*     The Company reorganized into a master-feeder structure on April 23, 2007.
**    The ratios and total return are not annualized for the period.
(a) Ratio does not reflect the Company's proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds. Please refer to Note 5 for additional information about the expenses of the Investment Funds that the Company indirectly bears.
(b) Average members' equity - net assets is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c) Total return is net of expenses and assumes a purchase of an interest in the Company on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.







  The accompanying notes are an integral part of these financial statements.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

1. Organization

Excelsior Directional Hedge Fund of Funds Master Fund, LLC, formerly known as Excelsior Directional Hedge Fund of Funds, LLC (the "Company"), was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company's investment objective is to seek capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. The investment managers selected by the Company generally conduct their investment programs through these investment funds (collectively, the "Investment Funds") in which the Company invests as a limited partner or member along with other investors.

On April 23, 2007, pursuant to member approval, the Company was reorganized into a "master/feeder" investment structure (the "Reorganization"). Effective that date, the Company became a master fund and member interests in the Company were transferred to a new entity, Excelsior Directional Hedge Fund of Funds (TI), LLC, a Delaware limited liability company that is registered under the 1940 Act as a closed-end, non-diversified, management investment company (the "Feeder Fund"). The Feeder Fund in turn invested substantially all of its assets into the Company. On July 1, 2007, Excelsior Directional Hedge Fund of Funds, Ltd. (the "Offshore Fund") also became a feeder of the Company.

The Feeder Fund and the Offshore Fund (together, the "Feeder Funds") pursue their investment objectives by investing substantially all of their interests in the Company. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company (the "Adviser"). The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation ("Bank of America"). Bank of America is a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Board of Managers (the "Board") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. The Board has engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to manage the day-to-day operations of the Company.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

1. Organization (continued)

The Company was established to hold substantially all of the assets of the Feeder Fund and the Offshore Fund, as members of the Company ("Members"). As of September 30, 2008, the Feeder Fund's and Offshore Fund's ownership of the Company's Members' Equity--Net Assets were 68.75% and 31.25%, respectively.

Member subscriptions for interests in the Company ("Interests") by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board. The Adviser expects that, generally, it will recommend to the Board that the Company offer to repurchase Interests from Members twice in each year, at June 30th and December 31st. Members can only transfer or assign Company Interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Board.

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the investment manager, who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in their respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the investment manager of each Investment Fund and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements. The investments in Investment Funds, representing 99.83% of the Members' equity, have been fair valued in accordance with procedures established by the Board.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

As a general matter, the fair value of the Company's interests in an Investment Fund will represent the amount that the Company could reasonably expect to receive from the Investment Fund if the Company's interests were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Adviser believes to be reliable. The Adviser, or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Board, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available. The Company's investment in Durus Life Sciences Fund, LLC ("Durus") is valued at $53,623 and represents 0.01% of the Company's Members' Equity - Net Assets as of September 30, 2008. Durus was fair valued in good faith by the Adviser, in accordance with procedures adopted by the Board. As of September 30, 2008, Durus is in liquidation and there are no ongoing redemption rights available to partners.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Company adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Level 1 -  Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;

Level 2 -  Quoted prices which are not active, or inputs that are observable
           (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 -  Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Company's investments are measured at September 30, 2008:

                  Level 1   Level 2     Level 3       Total
                  ----------------------------------------------
Investments in
Investment Funds  $   -     $   -   $ 361,999,418  $ 361,999,418
                  ----------------------------------------------

Total             $   -     $   -   $ 361,999,418  $ 361,999,418
                  ==============================================

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost, and any excess is treated as realized gain from investments in Investment Funds. Realized gains or losses on investments in Investment Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Investment Funds; all costs and expenses directly related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; advisory fees; travel and related expenses of the Board; all costs with respect to communications regarding the Company's transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each Member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of the fiscal period in accordance with each Member's respective investment percentage for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

The cost of the Company's investments in Investment Funds for Federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2007. Based on Investment Funds owned at December 31, 2007, the cost of investments for Federal income tax purposes was $303,932,199. This included aggregate gross unrealized appreciation of $35,480,886 and aggregate gross unrealized depreciation of $2,332,690.

Effective April 1, 2007, the Company adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns in order to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. The Company has evaluated the application of FIN 48 and has determined that it does not have a material impact on the Company's financial statements. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2007. No income tax returns are currently under examination. The statute of limitations on the Company's U.S. Federal tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statute of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

d. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account. Interest income is recorded on the accrual basis.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

3. Advisory Fee, Related Party Transactions and Other

The Adviser provides certain investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Adviser a quarterly advisory fee at an annual rate of 1.0% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. Each Feeder Fund also pays the Adviser a quarterly management fee at an annual rate of 0.5% based on the Feeder Fund's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. Prior to the Reorganization, the Company paid the Adviser an advisory fee at an annual rate of 1.5% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. The change in the fee structure resulting from the Reorganization does not have a material impact on the total advisory and management fees attributable to the capital accounts of the investors of the Feeder Funds.

For the period from April 1, 2008 to September 30, 2008, the Company incurred advisory fees totaling $1,926,610, based on the current advisory fee rate of 1.0%. Of total advisory fees, $995,186 was payable as of September 30, 2008.

As of September 26, 2008, the Board is made up of three Managers who are not "interested persons," as defined by Section 2(a)(19) of the 1940 Act, of the Company (the "Disinterested Managers"). David R. Bailin, a member of the Board who was an "interested person" of the Company, as defined under the 1940 Act, resigned from the Board effective September 26, 2008. The Disinterested Managers receive an annual retainer of $10,000 and per-meeting fees of: $2,000 for in-person attendance at quarterly meetings of the Board; $1,000 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board; and $1,000 for each audit committee meeting (whether held in-person or by telephone). All Disinterested Managers may be reimbursed for expenses of attendance, if any, at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers. Any managers who are "interested persons," as defined in the 1940 Act, of the Company, if any, do not receive any retainer or other fee from the Company. The Company incurred $27,500 of retainer and per meeting fees for the period from April 1, 2008 to September 30, 2008, none of which is payable as of September 30, 2008.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

 3. Advisory Fee, Related Party Transactions and Other (Continued)

The Company has retained J.D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Company. As a result of the Reorganization, the Company's contract with the Administrator was amended to reflect the new "master/feeder" structure. Previously, the Company paid the Administrator a quarterly fee equal to the greater of: (i) $3,000; or
(ii) .00025 of the Company's net assets as of the first day of each calendar quarter on the first $150 million of net assets, plus .000125 of the Company's net assets in excess of $150 million. As of April 23, 2007, the Company pays the Administrator a quarterly fee equal to $3,000 per Feeder Fund invested in the Company. For the period from April 1, 2008 to September 30, 2008, the Company incurred $12,000 in expenses related to such administrative services, $6,000 of which was payable as of September 30, 2008. The Feeder Funds incur additional expenses directly for the services provided by the Administrator.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

5. Investments in Investment Funds

As of September 30, 2008, the Company had investments in thirty-one Investment Funds. The Company, as an investor in these Investment Funds, is charged management fees ranging from 0.0% to 2.0% (per annum) of the net asset value of its ownership interests in the Investment Funds, as well as incentive fees or allocations ranging from 15% to 20% of net profits earned that are attributable to the Company's ownership interests in such Investment Funds. The Company also generally bears a pro rata share of the other expenses of each Investment Fund in which it invests. Total expenses, including incentive fees or allocations, for the fiscal year ended March 31, 2008, ranged from approximately 1.5% to 14.7% of the Company's average invested capital in each Investment Fund. Incentive fees or allocations for the same fiscal year ranged from approximately 0.0% to 8.1% of the Company's average invested capital in each Investment Fund. These ratios may vary over time depending on the allocation of the Company's assets among the Investment Funds and the actual expenses and investment performance of the Investment Funds. Although the ranges of Investment Fund expense ratios are based on audited financial data received from the Investment Funds, the ranges were not reviewed by the Company's auditors.

                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2008

--------------------------------------------------------------------------------

5. Investments in Investment Funds (continued)

In general, most of the Investment Funds in which the Fund invests provide for periodic withdrawals of capital ranging from monthly to annually and, in some cases, have lock up provisions under which the Fund may not withdraw capital for a specified period after the date of its contribution, which may be up to three years. The governing documents of Investment Funds generally provide that the Investment Fund may suspend, limit or delay the right of its investors, such as the Fund, to withdraw capital. In addition, some of the Investment Funds may invest a portion of their assets in illiquid securities and may not permit the portion of the Fund's capital invested in these Investment Funds that is allocable to illiquid securities to be withdrawn until the securities are sold or become liquid.

Aggregate purchases and proceeds of interests in Investment Funds for the period from April 1, 2008 to September 30, 2008 are $96,000,000 and $26,486,386,
respectively.

6. Bank Note-Line of Credit Facility

The Company maintains a $30,000,000 revolving line of credit agreement with a U.S. financial institution that is collateralized by the Company's cash and investments. Based upon the election of the Company, interest accrues at either the financial institution's prime rate less 1.25% per annum or Libor plus 1.5% per annum. The note also includes a provision for a facility fee of 0.375% per annum on the unused portion of the note. For the period from April 1, 2008 to September 30, 2008, the Company incurred $57,188 in facility fees related to the bank line of credit, $28,750 of which was payable as of September 30, 2008. As of September 30, 2008, the Company did not have an outstanding revolving note balance.

7. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from any such claim is considered remote.

8. Subsequent Events

As of September 30, 2008, the Company received subscriptions in advance for Interests from Members in the amount of $36,699,000, which is reflected as Members' interests received in advance on the Statement of Assets, Liabilities and Members' Equity - Net Assets. These subscriptions became Interests in the Company effective October 1, 2008.

ITEM 2.   CODE OF ETHICS.
-------------------------

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not applicable for semi-annual reports.

ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.

ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable for semi-annual reports.

ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
--------------------------------------------------------------------------

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant's most recently filed annual report on Form NCSR.

ITEM  9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.


ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.


ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds (TI), LLC
             ----------------------------------------------------------
 By (Signature and Title) /s/ Spencer N. Boggess
                        --------------------------
                            Spencer N. Boggess, Principal Executive Officer
Date December 5, 2008
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds (TI), LLC
             ----------------------------------------------------------
By (Signature and Title) /s/ Steven L. Suss
                        ------------------------
                             Steven L. Suss, Principal Financial Officer
Date December 5, 2008
     ----------------